Leases - Schedule of Carrying Amount and Movement in Lease Liabilities (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Lease liabilities [abstract]
Lease liabilities, Beginning balance	$ 332,816	$ 45,560
Additions	560,398	349,810
Interest	39,402	9,719
Payments	(109,974)	(33,883)
Adjustments for early termination	(414,389)
Effect of movements in exchange rates	(11,519)	(38,390)
Lease liabilities, Ending balance	$ 396,734	$ 332,816